INCOME TAXES (Tables)	12 Months Ended
Jan. 02, 2022
Income Taxes [Abstract]
Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate	The reasons for the difference and the related tax effects are as follows:

	2021	2020

Earnings (loss) before income taxes	$624,558	$(229,373)
Applicable statutory tax rate	26.5%	26.5%
Income taxes at applicable statutory rate	165,508	(60,784)

Increase (decrease) in income taxes resulting from:
Effect of different tax rates and additional income taxes in other jurisdictions	(157,321)	36,397
Income tax and other adjustments related to prior taxation years	73	(1,417)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(8,593)	(5,150)
Non-recognition of tax benefits related to tax losses and temporary differences	11,035	22,451
Effect of non-deductible expenses and other	6,673	4,412
Total income tax expense (recovery)	$17,375	$(4,091)
Average effective tax rate	2.8%	1.8%

Major components of tax expense (income)
The details of income tax expense are as follows:

	2021	2020

Current income taxes, includes a recovery of $1,061 (2020 - $1,511) relating to prior taxation years	$18,340	$3,633

Deferred income taxes:
Origination and reversal of temporary differences	(4,541)	(25,119)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(8,593)	(5,150)
Non-recognition of tax benefits related to tax losses and temporary differences	11,035	22,451
Adjustments relating to prior taxation years	1,134	94
	(965)	(7,724)
Total income tax expense (recovery)	$17,375	$(4,091)

Disclosure of temporary difference, unused tax losses and unused tax credits
Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	January 2, 2022	January 3, 2021

Deferred income tax assets:
Non-capital losses	$102,138	$99,659
Non-deductible reserves and accruals	26,304	28,211
Property, plant and equipment	16,434	15,319
Other items	7,730	7,455
	152,606	150,644
Unrecognized deferred income tax assets	(102,749)	(100,424)
Deferred income tax assets	$49,857	$50,220

Deferred income tax liabilities:
Property, plant and equipment	$(34,668)	$(28,643)
Intangible assets	2,537	(3,888)
Deferred income tax liabilities	$(32,131)	$(32,531)
Deferred income taxes	$17,726	$17,689

The details of changes to deferred income tax assets and liabilities were as follows:

	2021	2020

Balance, beginning of fiscal year, net	$17,689	$9,917

Recognized in the statements of earnings:
Non-capital losses	3,462	155
Non-deductible reserves and accruals	(1,944)	16,044
Property, plant and equipment	(4,909)	4,400
Intangible assets	6,425	5,344
Other	274	(825)
Unrecognized deferred income tax assets	(2,343)	(17,394)
	965	7,724

Business acquisitions	(979)	—
Other	51	48
Balance, end of fiscal year, net	$17,726	$17,689